CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Cumulative Distributions and Net Income (Loss)	AOCI Attributable to Parent [Member]	Total Stockholders' Equity	Noncontrolling Interests
Balance at Dec. 30, 2016	$ 295,550	$ 568	$ 455,373	$ (162,289)		$ 293,652	$ 1,898
Beginning balance, (in shares) at Dec. 30, 2016		56,775,767
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	210,580			210,644		210,644	(64)
Other comprehensive income	25,146				$ 25,146	25,146
Issuance of common stock	8,666	$ 6	8,660			8,666
Issuance of common stock (in shares)		585,192
Transfers to redeemable common stock	(498)		(498)			(498)
Redemptions of common stock	(74,780)	$ (53)	(74,727)			(74,780)
Redemptions of common stock (in shares)		(5,307,142)
Distributions declared	(203,809)			(203,809)		(203,809)
Other offering costs	(8)		(8)			(8)
Noncontrolling interest contributions	158						158
Distributions to noncontrolling interests	(22)						(22)
Balance at Dec. 31, 2017	260,983	$ 521	388,800	(155,454)	25,146	259,013	1,970
Ending balance, (in shares) at Dec. 31, 2017		52,053,817
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	33,324			33,546		33,546	(222)
Other comprehensive income	0
Issuance of common stock	1,418	$ 1	1,417			1,418
Issuance of common stock (in shares)		123,264
Stock distribution issued	278,210	$ 259	277,951			278,210
Stock distribution issued (in shares)		25,976,746
Transfers from redeemable common stock	3,113		3,113			3,113
Redemptions of common stock	(123,613)	$ (113)	(123,500)			(123,613)
Redemptions of common stock (in shares)		(11,330,966)
Distributions declared	(162,694)			(162,694)		(162,694)
Other offering costs	(11)		(11)			(11)
Noncontrolling interest contributions	762						762
Balance at Dec. 31, 2018	$ 293,964	$ 668	547,770	(256,984)		291,454	2,510
Ending balance, (in shares) at Dec. 31, 2018	66,822,861	66,822,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustments to retained earnings	$ 2,472			27,618	$ (25,146)	2,472
Net income (loss)	17,460			16,781		16,781	679
Issuance of common stock	286	$ 1	285			286
Issuance of common stock (in shares)		28,784
Transfers from redeemable common stock	2,258		2,258			2,258
Redemptions of common stock	(2,539)	$ (3)	(2,536)			(2,539)
Redemptions of common stock (in shares)		(266,916)
Distributions declared	(578)			(578)		(578)
Other offering costs	(2)		(2)			(2)
Noncontrolling interest contributions	12						12
Distributions to noncontrolling interests	(1,739)						(1,739)
Balance at Mar. 31, 2019	309,122	$ 666	547,775	(240,781)		307,660	1,462
Ending balance, (in shares) at Mar. 31, 2019		66,548,729
Balance at Dec. 31, 2018	$ 293,964	$ 668	547,770	(256,984)		291,454	2,510
Beginning balance, (in shares) at Dec. 31, 2018	66,822,861	66,822,861
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (15,181)			(17,282)		(17,282)	2,101
Other comprehensive income	0
Issuance of common stock	835	$ 1	834			835
Issuance of common stock (in shares)		84,248
Transfers from redeemable common stock	9,171		9,171			9,171
Redemptions of common stock	(10,028)	$ (10)	(10,018)			(10,028)
Redemptions of common stock (in shares)		(1,040,344)
Distributions declared	(1,721)			(1,721)		(1,721)
Other offering costs	(27)		(27)			(27)
Restricted Stock	5,440		5,440			5,440
Adjustments to redemption value of mezzanine equity restricted stock	(1,209)			(1,209)		(1,209)
Noncontrolling interest contributions	13						13
Distributions to noncontrolling interests	(3,869)						(3,869)
Balance at Dec. 31, 2019	$ 277,388	$ 659	553,170	(277,196)		276,633	755
Ending balance, (in shares) at Dec. 31, 2019	65,866,765	65,866,765
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (18,004)			(17,972)		(17,972)	(32)
Net income (loss)	(17,639)
Issuance of common stock	262		262			262
Issuance of common stock (in shares)		24,645
Transfers from redeemable common stock	206		206			206
Redemptions of common stock	(468)		(468)			(468)
Redemptions of common stock (in shares)		(44,025)
Distributions declared	(596)			(596)		(596)
Issuance of restricted stock		$ 34	(34)
Issuance of restricted stock (in shares)		3,411,737
Noncontrolling interest contributions	112						112
Balance at Mar. 31, 2020	$ 258,900	$ 693	$ 553,136	$ (295,764)		$ 258,065	$ 835
Ending balance, (in shares) at Mar. 31, 2020	69,259,122	69,259,122